Vanguard Russell 2000 Growth Index Fund

Schedule of Investments (unaudited)
As of November 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)1
Consumer Discretionary (13.7%)
*	Deckers Outdoor Corp.	23,623	3,973
	Churchill Downs Inc.	28,378	3,689
*	Chegg Inc.	93,545	3,627
*	Helen of Troy Ltd.	20,264	3,271
	Texas Roadhouse Inc. Class A	53,234	3,082
*	SiteOne Landscape Supply Inc.	32,979	2,927
	Steven Madden Ltd.	67,713	2,876
*	Eldorado Resorts Inc.	53,035	2,838
	Aaron's Inc.	48,311	2,821
	Strategic Education Inc.	17,199	2,438
^	Cracker Barrel Old Country Store Inc.	15,530	2,388
*	Cimpress NV	17,558	2,250
	LCI Industries	19,668	2,094
*	Fox Factory Holding Corp.	30,319	1,999
	Monro Inc.	26,424	1,939
*	National Vision Holdings Inc.	63,417	1,915
	American Eagle Outfitters Inc.	118,026	1,767
	Lithia Motors Inc. Class A	10,948	1,758
	Wingstop Inc.	21,939	1,755
*	Crocs Inc.	50,224	1,753
	Boyd Gaming Corp.	59,301	1,744
*	Asbury Automotive Group Inc.	15,549	1,723
	Bloomin' Brands Inc.	70,425	1,694
*	Dorman Products Inc.	21,699	1,613
*	Instructure Inc.	27,600	1,469
	Cheesecake Factory Inc.	33,666	1,468
*	Shake Shack Inc. Class A	23,470	1,455
*	Avis Budget Group Inc.	47,889	1,425
*	American Woodmark Corp.	13,636	1,403
*	Cavco Industries Inc.	6,974	1,395
*	Skyline Champion Corp.	40,748	1,352
*	Meritor Inc.	53,487	1,351
	Red Rock Resorts Inc. Class A	56,527	1,323
*	Scientific Games Corp.	45,144	1,235
	Dave & Buster's Entertainment Inc.	29,487	1,185
*	LGI Homes Inc.	16,213	1,172
	Meredith Corp.	32,223	1,129
*	Gentherm Inc.	26,760	1,120
*	SeaWorld Entertainment Inc.	38,167	1,117
	Wolverine World Wide Inc.	32,965	1,058
*,^	YETI Holdings Inc.	32,747	1,042
*	Sleep Number Corp.	21,428	1,034
	Rent-A-Center Inc.	39,408	1,026
	Brinker International Inc.	22,895	1,026
	Viad Corp.	16,235	1,021
	Papa John's International Inc.	15,964	1,010
	Inter Parfums Inc.	14,243	1,004
	Core-Mark Holding Co. Inc.	36,665	988
*	Career Education Corp.	55,820	931

*	IMAX Corp.	42,345	910
*	Boot Barn Holdings Inc.	22,647	902
	Children's Place Inc.	12,437	899
	Winnebago Industries Inc.	17,717	842
*	Liberty Media Corp-Liberty Braves Class C	29,085	823
*	Sonos Inc.	57,178	792
*	RH	3,801	781
	Marriott Vacations Worldwide Corp.	6,250	768
*	BJ's Wholesale Club Holdings Inc.	31,058	736
*,^	Stitch Fix Inc. Class A	30,144	711
	Interface Inc. Class A	42,170	708
*	Denny's Corp.	35,032	684
	BJ's Restaurants Inc.	16,534	680
*	Malibu Boats Inc. Class A	16,787	664
	Dine Brands Global Inc.	7,843	650
*	Shutterstock Inc.	15,453	643
*	Cardlytics Inc.	11,134	624
*	Gray Television Inc.	29,924	606
*	QuinStreet Inc.	36,653	577
	Sturm Ruger & Co. Inc.	12,353	563
*	America's Car-Mart Inc.	5,052	552
*	Universal Electronics Inc.	9,862	548
	Ruth's Hospitality Group Inc.	22,831	534
*	Murphy USA Inc.	4,268	502
	La-Z-Boy Inc.	15,377	486
	KB Home	14,033	485
*	Liberty TripAdvisor Holdings Inc. Class A	58,866	408
	Oxford Industries Inc.	5,212	388
	Twin River Worldwide Holdings Inc.	15,936	387
*	GoPro Inc. Class A	93,828	379
*	Monarch Casino & Resort Inc.	7,309	333
*	Central European Media Enterprises Ltd. Class A	71,725	323
	Camping World Holdings Inc. Class A	26,673	321
	Designer Brands Inc. Class A	18,610	307
	Kontoor Brands Inc.	8,526	306
*	Franklin Covey Co.	7,901	292
*	Lindblad Expeditions Holdings Inc.	18,554	288
*	Taylor Morrison Home Corp. Class A	11,761	273
*	1-800-Flowers.com Inc. Class A	20,088	271
*	Fitbit Inc. Class A	38,222	266
*	Century Communities Inc.	9,050	258
	Jack in the Box Inc.	3,213	255
*	MasterCraft Boat Holdings Inc.	14,902	247
*	HealthStream Inc.	7,911	230
*	Liberty Media Corp-Liberty Braves Class A	8,114	230
*	Penn National Gaming Inc.	9,973	230
*	Funko Inc. Class A	14,513	207
*	Care.com Inc.	15,906	199
^	Tailored Brands Inc.	35,830	190
	Standard Motor Products Inc.	3,580	180
*	Hemisphere Media Group Inc. Class A	12,487	175
*	Drive Shack Inc.	43,707	168
	Collectors Universe Inc.	6,052	159
	Johnson Outdoors Inc. Class A	2,336	151
*	Noodles & Co. Class A	23,280	147
	Clarus Corp.	11,452	144
	Winmark Corp.	761	135

*	Boston Omaha Corp. Class A	5,878	125
*	Golden Entertainment Inc.	6,876	125
*,^	Revlon Inc. Class A	4,896	121
	PriceSmart Inc.	1,557	116
*	Lovesac Co.	6,870	105
*	MDC Partners Inc. Class A	44,244	103
*	Cars.com Inc.	7,591	101
	Hamilton Beach Brands Holding Co. Class A	5,107	100
*	Chuy's Holdings Inc.	3,175	91
	Marine Products Corp.	5,960	90
*	Duluth Holdings Inc.	9,157	84
	Nathan's Famous Inc.	990	74
*	Stoneridge Inc.	2,315	70
*	Biglari Holdings Inc. Class B	604	68
*,^	RealReal Inc.	3,653	63
*	Quotient Technology Inc.	6,003	63
*	Habit Restaurants Inc. Class A	5,132	55
*	LiveXLive Media Inc.	26,852	52
*	elf Beauty Inc.	3,056	51
*	Fluent Inc.	30,213	50
*	Select Interior Concepts Inc. Class A	4,757	49
*	K12 Inc.	2,333	46
*	Inspired Entertainment Inc.	6,410	45
*	Rosetta Stone Inc.	2,660	41
*	Centric Brands Inc.	12,663	38
*	Kura Sushi USA Inc. Class A	1,471	38
*	Lumber Liquidators Holdings Inc.	4,143	37
	National CineMedia Inc.	5,351	36
*	Peloton Interactive Inc. Class A	975	34
	National Presto Industries Inc.	378	34
*	Youngevity International Inc.	6,332	28
	Entravision Communications Corp. Class A	9,323	26
	Superior Group of Cos. Inc.	1,926	26
*	Hudson Ltd. Class A	1,857	26
*,^	Overstock.com Inc.	3,317	25
*	Hibbett Sports Inc.	887	25
*	Clear Channel Outdoor Holdings Inc.	10,145	25
*	Regis Corp.	1,397	22
*	Legacy Housing Corp.	1,316	21
*	At Home Group Inc.	2,453	21
	Hooker Furniture Corp.	653	16
*	MarineMax Inc.	921	15
*	Eros International plc	5,617	15
*	Green Brick Partners Inc.	1,174	13
*	Carrols Restaurant Group Inc.	1,505	12
*	ZAGG Inc.	1,259	10
*	Purple Innovation Inc. Class A	638	5
*,^	Waitr Holdings Inc.	7,893	3
			115,629
Consumer Staples (3.1%)
*	Performance Food Group Co.	86,216	4,057
*	Boston Beer Co. Inc. Class A	6,739	2,590
	J&J Snack Foods Corp.	12,189	2,255
	Sanderson Farms Inc.	13,525	2,240
	WD-40 Co.	11,078	2,139
	Lancaster Colony Corp.	11,041	1,745
*	Freshpet Inc.	27,851	1,497

	Calavo Growers Inc.	13,118	1,170
	Vector Group Ltd.	84,598	1,137
	Coca-Cola Consolidated Inc.	3,802	1,027
	Medifast Inc.	9,185	807
*	USANA Health Sciences Inc.	10,438	768
*	Chefs' Warehouse Inc.	19,773	703
	John B Sanfilippo & Son Inc.	6,977	682
	MGP Ingredients Inc.	10,510	479
*,^	National Beverage Corp.	9,559	475
	Tootsie Roll Industries Inc.	11,764	404
*	Primo Water Corp.	28,369	289
	Turning Point Brands Inc.	6,697	185
*	Lifevantage Corp.	11,284	170
*	HF Foods Group Inc.	6,185	167
*,^	New Age Beverages Corp.	61,683	133
	PetMed Express Inc.	4,500	103
*,^	22nd Century Group Inc.	93,828	97
*	Celsius Holdings Inc.	19,737	96
^	B&G Foods Inc.	4,609	76
	Limoneira Co.	3,604	71
*	Bridgford Foods Corp.	1,325	36
*	Greenlane Holdings Inc. Class A	4,412	15
*	Craft Brew Alliance Inc.	726	12
			25,625
Energy (1.0%)
*,^	Enphase Energy Inc.	74,310	1,625
*	Sunrun Inc.	91,446	1,269
	Cactus Inc. Class A	38,077	1,150
	TerraForm Power Inc. Class A	42,022	652
*,^	Tellurian Inc.	76,418	557
	DMC Global Inc.	11,418	526
	CVR Energy Inc.	9,911	430
*	TPI Composites Inc.	23,374	422
*	ProPetro Holding Corp.	35,309	304
	Solaris Oilfield Infrastructure Inc. Class A	25,115	270
*	Vivint Solar Inc.	35,610	262
*	Jagged Peak Energy Inc.	33,449	223
	Brigham Minerals Inc.	9,255	179
*	Matador Resources Co.	9,080	128
	Liberty Oilfield Services Inc. Class A	13,133	116
	Evolution Petroleum Corp.	19,411	101
	Golar LNG Ltd.	6,475	84
*	Altus Midstream Co. Class A	42,903	83
*	RigNet Inc.	11,132	58
*,^	NextDecade Corp.	8,764	57
*	Goodrich Petroleum Corp.	4,547	45
*	PrimeEnergy Resources Corp.	278	41
*	Ring Energy Inc.	19,532	38
*	Sunnova Energy International Inc.	3,098	32
	Falcon Minerals Corp.	4,846	31
*	US Well Services Inc.	12,169	19
*	FTS International Inc.	12,026	13
*	Rosehill Resources Inc. Class A	8,001	9
*	SilverBow Resources Inc.	564	5
			8,729

Financial Services (11.0%)
	EastGroup Properties Inc.	29,959	4,080
	First Financial Bankshares Inc.	104,830	3,624
	Ryman Hospitality Properties Inc.	37,002	3,302
	RLI Corp.	32,246	2,946
	PS Business Parks Inc.	16,152	2,852
	FirstCash Inc.	34,121	2,758
	Federated Investors Inc. Class B	77,779	2,607
	QTS Realty Trust Inc. Class A	44,287	2,350
	Essent Group Ltd.	39,442	2,155
	American Assets Trust Inc.	39,096	1,858
	Ares Management Corp. Class A	54,199	1,793
*	NMI Holdings Inc. Class A	52,700	1,769
	Kinsale Capital Group Inc.	16,531	1,674
*	eHealth Inc.	18,083	1,668
	National Storage Affiliates Trust	47,988	1,608
	Houlihan Lokey Inc. Class A	33,370	1,591
	EVERTEC Inc.	49,061	1,591
	Four Corners Property Trust Inc.	55,378	1,568
*	Cushman & Wakefield plc	78,050	1,513
	Selective Insurance Group Inc.	21,329	1,412
*,^	Redfin Corp.	71,453	1,378
	Newmark Group Inc. Class A	103,911	1,356
	GEO Group Inc.	96,366	1,336
	Cohen & Steers Inc.	18,422	1,237
	CareTrust REIT Inc.	57,608	1,203
	National Health Investors Inc.	14,589	1,182
	ServisFirst Bancshares Inc.	31,475	1,144
	Kennedy-Wilson Holdings Inc.	50,554	1,143
^	Tanger Factory Outlet Centers Inc.	73,976	1,126
	Universal Health Realty Income Trust	9,403	1,121
	Moelis & Co. Class A	31,321	1,032
*	Cardtronics plc Class A	24,326	1,027
	Hamilton Lane Inc. Class A	17,630	1,023
	Uniti Group Inc.	149,800	1,007
	First Industrial Realty Trust Inc.	20,688	881
*	Axos Financial Inc.	29,722	875
*	Evo Payments Inc. Class A	28,681	805
*,^	Trupanion Inc.	23,012	784
*	Green Dot Corp. Class A	32,463	771
*	Everi Holdings Inc.	55,611	749
	LTC Properties Inc.	15,665	733
	NexPoint Residential Trust Inc.	15,302	732
	National General Holdings Corp.	32,870	700
	Lakeland Financial Corp.	14,652	690
*	Focus Financial Partners Inc. Class A	24,522	689
^	Innovative Industrial Properties Inc.	8,747	677
	Artisan Partners Asset Management Inc. Class A	21,722	644
	Cass Information Systems Inc.	11,391	643
*	Marcus & Millichap Inc.	16,294	599
	Meta Financial Group Inc.	16,757	596
	RMR Group Inc. Class A	12,276	577
	Alexander's Inc.	1,724	563
	Bank of NT Butterfield & Son Ltd.	14,507	501
	Saul Centers Inc.	8,713	463
	PJT Partners Inc.	10,857	463
	James River Group Holdings Ltd.	11,455	453

	Glacier Bancorp Inc.	10,239	449
	iStar Inc.	34,062	442
	Community Healthcare Trust Inc.	8,921	425
	Independent Bank Group Inc.	7,052	406
*	Enova International Inc.	17,495	403
*	Mr Cooper Group Inc.	29,614	398
	UMH Properties Inc.	24,409	381
^	Goosehead Insurance Inc. Class A	9,250	375
	Ameris Bancorp	7,778	340
*	Triumph Bancorp Inc.	9,370	336
	Easterly Government Properties Inc.	14,361	334
*	Enstar Group Ltd.	1,600	327
	Veritex Holdings Inc.	12,457	324
*	I3 Verticals Inc. Class A	11,713	320
	Diamond Hill Investment Group Inc.	2,257	308
	Ladenburg Thalmann Financial Services Inc.	88,125	308
	Bank First Corp.	4,424	300
	Terreno Realty Corp.	5,192	300
	Kearny Financial Corp.	21,003	296
*	World Acceptance Corp.	2,958	281
	National Bank Holdings Corp. Class A	7,781	279
*	Palomar Holdings Inc. Class A	4,764	260
	FB Financial Corp.	6,609	254
	Westamerica Bancorporation	3,910	254
*,^	Paysign Inc.	24,155	248
	Universal Insurance Holdings Inc.	8,370	244
	Armada Hoffler Properties Inc.	13,448	243
	New Senior Investment Group Inc.	29,911	235
	Bluerock Residential Growth REIT Inc. Class A	18,324	225
	Greenhill & Co. Inc.	13,180	224
	Independent Bank Corp.	2,509	211
*	Seacoast Banking Corp. of Florida	6,898	205
	WisdomTree Investments Inc.	40,757	198
	Preferred Bank	3,457	191
*	Curo Group Holdings Corp.	13,852	189
	Federal Agricultural Mortgage Corp.	2,192	182
	Essential Properties Realty Trust Inc.	6,841	178
*	Safeguard Scientifics Inc.	15,353	177
	Monmouth Real Estate Investment Corp.	11,447	175
	Walker & Dunlop Inc.	2,663	175
	United Community Banks Inc.	5,507	171
	Gladstone Commercial Corp.	7,454	170
	First Foundation Inc.	10,311	169
	ConnectOne Bancorp Inc.	6,637	167
*	Cowen Inc. Class A	10,575	162
*	International Money Express Inc.	11,220	152
^	Pennsylvania REIT	26,315	152
*,^	eXp World Holdings Inc.	13,124	144
*,^	Health Insurance Innovations Inc. Class A	7,897	142
	Sculptor Capital Management Inc. Class A	7,254	141
	Stock Yards Bancorp Inc.	3,305	137
	Pzena Investment Management Inc. Class A	14,510	129
*	Assetmark Financial Holdings Inc.	5,126	128
	Crawford & Co. Class A	11,665	128
*	TriState Capital Holdings Inc.	5,090	123
*	Regional Management Corp.	3,683	120
	PennyMac Financial Services Inc.	3,472	119

Meridian Bancorp Inc.	5,587	112
Seritage Growth Properties Class A	2,545	108
Clipper Realty Inc.	11,959	107
Independent Bank Corp.	4,769	107
Hannon Armstrong Sustainable Infrastructure Capital Inc.	3,631	107
* HarborOne Bancorp Inc.	9,691	103
Hingham Institution for Savings	534	102
City Holding Co.	1,235	98
HomeTrust Bancshares Inc.	3,623	95
Silvercrest Asset Management Group Inc. Class A	7,240	94
American Finance Trust Inc.	5,885	87
Virtus Investment Partners Inc.	641	76
FedNat Holding Co.	4,878	73
Cambridge Bancorp	890	69
* Baycom Corp.	3,157	69
Greene County Bancorp Inc.	2,295	66
West Bancorporation Inc.	2,714	66
* Siebert Financial Corp.	6,192	66
GAMCO Investors Inc. Class A	3,654	66
United Fire Group Inc.	1,462	64
Eagle Bancorp Inc.	1,416	63
* Coastal Financial Corp.	3,623	62
United Community Financial Corp.	5,185	58
* MBIA Inc.	5,996	56
Fidelity D&D Bancorp Inc.	851	56
Investar Holding Corp.	2,143	54
* ProSight Global Inc.	3,037	52
Hanmi Financial Corp.	2,576	51
* Elevate Credit Inc.	11,802	49
Central Pacific Financial Corp.	1,644	48
Marlin Business Services Corp.	2,162	46
* Esquire Financial Holdings Inc.	1,871	45
Heritage Commerce Corp.	3,392	42
Midland States Bancorp Inc.	1,509	42
First Financial Corp.	933	41
Global Indemnity Ltd.	1,229	35
* Maui Land & Pineapple Co. Inc.	2,965	34
Heritage Insurance Holdings Inc.	2,317	32
PCSB Financial Corp.	1,499	31
Century Bancorp Inc. Class A	332	29
* Malvern Bancorp Inc.	1,233	28
Investors Title Co.	173	28
State Auto Financial Corp.	814	27
People's Utah Bancorp	851	25
Safehold Inc.	598	24
Union Bankshares Inc.	690	23
Waterstone Financial Inc.	1,206	23
* Avalon GloboCare Corp.	14,559	23
FS Bancorp Inc.	375	22
CNB Financial Corp.	678	21
* Atlantic Capital Bancshares Inc.	1,086	21
Value Line Inc.	705	19
* Oportun Financial Corp.	901	19
* Priority Technology Holdings Inc.	5,029	17
* Richmond Mutual Bancorporation Inc.	1,027	15
Reliant Bancorp Inc.	624	14
Northeast Bank	624	13

	Southern Missouri Bancorp Inc.	319	12
*	GWG Holdings Inc.	1,120	12
	First Capital Inc.	167	11
	Unity Bancorp Inc.	508	11
*	Entegra Financial Corp.	358	11
*	Pioneer Bancorp Inc.	595	8
*	CrossFirst Bankshares Inc.	561	7
	Bank7 Corp.	348	7
*	Provident Bancorp Inc.	511	6
	Oak Valley Bancorp	307	6
*	Griffin Industrial Realty Inc.	116	4
*	Altisource Portfolio Solutions SA	100	2
			92,596
Health Care (29.2%)
*	Novocure Ltd.	70,123	6,464
*	Arrowhead Pharmaceuticals Inc.	75,310	5,498
*	Haemonetics Corp.	41,316	4,983
*,^	Teladoc Health Inc.	57,567	4,821
*	Amedisys Inc.	25,302	4,123
*	ACADIA Pharmaceuticals Inc.	84,950	3,847
*	Repligen Corp.	41,859	3,715
*	HealthEquity Inc.	55,785	3,508
*	Globus Medical Inc.	61,325	3,431
*	Blueprint Medicines Corp.	39,517	3,242
*	LHC Group Inc.	24,271	3,238
*	Tandem Diabetes Care Inc.	45,210	3,121
*	Global Blood Therapeutics Inc.	46,875	3,117
*	Spark Therapeutics Inc.	27,808	3,091
*	NuVasive Inc.	41,894	3,026
*	Wright Medical Group NV	101,548	3,023
*	Neogen Corp.	41,256	2,746
*	Nevro Corp.	24,201	2,705
*	Omnicell Inc.	33,528	2,682
*	LivaNova plc	31,002	2,597
*	Tenet Healthcare Corp.	77,843	2,507
	CONMED Corp.	21,958	2,487
*	Immunomedics Inc.	128,326	2,410
*	FibroGen Inc.	56,401	2,390
*	MyoKardia Inc.	35,959	2,343
*	Halozyme Therapeutics Inc.	115,799	2,245
*	Mirati Therapeutics Inc.	22,038	2,221
*	AMN Healthcare Services Inc.	37,268	2,216
*	Intercept Pharmaceuticals Inc.	20,356	2,206
*	PTC Therapeutics Inc.	46,331	2,176
*	Amicus Therapeutics Inc.	207,025	2,170
*	HMS Holdings Corp.	70,235	2,121
*	Iovance Biotherapeutics Inc.	92,794	2,118
*	Emergent BioSolutions Inc.	36,918	2,025
*	Glaukos Corp.	31,284	2,006
*	NeoGenomics Inc.	77,132	1,991
*	Select Medical Holdings Corp.	89,041	1,969
*	Quidel Corp.	28,646	1,966
*	Biohaven Pharmaceutical Holding Co. Ltd.	31,649	1,814
	Ensign Group Inc.	40,947	1,778
*	Ultragenyx Pharmaceutical Inc.	44,216	1,753
*	Portola Pharmaceuticals Inc.	60,453	1,726
*	Medpace Holdings Inc.	22,329	1,712

*	Medicines Co.	20,234	1,704
*	Insmed Inc.	72,066	1,661
*	Natera Inc.	45,272	1,652
*	Zogenix Inc.	34,522	1,649
*	Arena Pharmaceuticals Inc.	32,324	1,532
*	Heron Therapeutics Inc.	59,713	1,526
*	Pacira BioSciences Inc.	32,808	1,516
*	Xencor Inc.	38,277	1,508
*,^	Allakos Inc.	15,758	1,497
*	Ironwood Pharmaceuticals Inc. Class A	124,327	1,494
*	Acceleron Pharma Inc.	30,133	1,475
*	Reata Pharmaceuticals Inc. Class A	7,504	1,464
*	Integer Holdings Corp.	19,247	1,460
*	iRhythm Technologies Inc.	20,026	1,444
*	Invitae Corp.	67,380	1,341
*	Momenta Pharmaceuticals Inc.	79,731	1,339
*	STAAR Surgical Co.	35,961	1,326
*	Ra Pharmaceuticals Inc.	28,158	1,316
*	Cardiovascular Systems Inc.	27,627	1,259
*	BioTelemetry Inc.	26,864	1,244
*	Editas Medicine Inc.	40,166	1,216
*	Merit Medical Systems Inc.	43,354	1,214
	US Physical Therapy Inc.	10,170	1,188
*	REGENXBIO Inc.	27,012	1,131
*	Veracyte Inc.	38,170	1,096
*	Inogen Inc.	14,784	1,088
*	R1 RCM Inc.	83,995	1,083
*	Audentes Therapeutics Inc.	36,420	1,057
*	Apellis Pharmaceuticals Inc.	39,112	1,051
*	Esperion Therapeutics Inc.	20,174	1,036
*	Dicerna Pharmaceuticals Inc.	41,883	1,008
*	Aimmune Therapeutics Inc.	35,946	1,004
*	ChemoCentryx Inc.	32,962	1,000
*	Corcept Therapeutics Inc.	77,457	994
*	Tactile Systems Technology Inc.	14,694	944
*	Supernus Pharmaceuticals Inc.	39,898	933
*	AtriCure Inc.	30,027	893
*,^	Allogene Therapeutics Inc.	31,383	884
*	Enanta Pharmaceuticals Inc.	13,880	884
*	Natus Medical Inc.	27,294	873
*	Athenex Inc.	55,240	861
*	Karyopharm Therapeutics Inc.	47,544	833
*	Radius Health Inc.	36,449	816
	Atrion Corp.	1,157	815
*	NextGen Healthcare Inc.	44,253	815
*,^	Axsome Therapeutics Inc.	20,364	802
*	Addus HomeCare Corp.	8,538	796
*	ArQule Inc.	82,238	789
*	Theravance Biopharma Inc.	35,797	779
*	Magellan Health Inc.	9,877	768
*	Inspire Medical Systems Inc.	10,779	765
*	Epizyme Inc.	45,933	759
*	Spectrum Pharmaceuticals Inc.	82,949	745
*	CryoLife Inc.	29,495	729
*	Deciphera Pharmaceuticals Inc.	15,343	726
*	Cara Therapeutics Inc.	27,841	723
*	Sangamo Therapeutics Inc.	65,729	710

*	Tricida Inc.	17,674	706
*	Vanda Pharmaceuticals Inc.	42,120	705
*	Tabula Rasa HealthCare Inc.	15,787	704
*	Cambrex Corp.	11,713	702
*	Madrigal Pharmaceuticals Inc.	6,323	700
*	Innoviva Inc.	51,646	696
*	Denali Therapeutics Inc.	38,813	690
*,^	ZIOPHARM Oncology Inc.	129,893	677
*	Codexis Inc.	42,785	665
*	Vericel Corp.	35,571	664
*	Fate Therapeutics Inc.	42,339	661
*	NanoString Technologies Inc.	24,454	658
*	Aerie Pharmaceuticals Inc.	34,158	649
*	Lantheus Holdings Inc.	30,874	645
*	CareDx Inc.	31,345	643
	National Research Corp.	9,733	628
*	RadNet Inc.	32,449	622
*	Antares Pharma Inc.	130,825	619
*,^	Clovis Oncology Inc.	40,921	611
*	CorVel Corp.	7,299	602
*	Atara Biotherapeutics Inc.	41,685	592
*	Arvinas Inc.	14,853	570
*	Amphastar Pharmaceuticals Inc.	29,020	566
*	Collegium Pharmaceutical Inc.	26,005	565
*	Providence Service Corp.	9,443	564
*,^	Omeros Corp.	37,656	557
*	Y-mAbs Therapeutics Inc.	16,475	556
*	Intersect ENT Inc.	24,861	539
*	Kodiak Sciences Inc.	18,208	539
*	Pacific Biosciences of California Inc.	104,778	539
*	Heska Corp.	5,614	536
*	Revance Therapeutics Inc.	29,722	532
*	Constellation Pharmaceuticals Inc.	11,170	520
*,^	Eidos Therapeutics Inc.	8,955	504
*	Orthofix Medical Inc.	11,063	502
*	TG Therapeutics Inc.	59,424	487
*	Flexion Therapeutics Inc.	27,326	485
*	Krystal Biotech Inc.	8,495	480
*	UroGen Pharma Ltd.	15,169	480
*	Pennant Group Inc.	20,479	480
*	WaVe Life Sciences Ltd.	14,385	477
*	Adverum Biotechnologies Inc.	43,680	477
*	Gossamer Bio Inc.	18,679	476
*	Axogen Inc.	27,451	476
*	Kadmon Holdings Inc.	105,375	466
*	Retrophin Inc.	33,509	465
*	BioDelivery Sciences International Inc.	67,559	461
*	Alector Inc.	24,516	457
*	ANI Pharmaceuticals Inc.	7,387	455
*	Kura Oncology Inc.	27,772	443
*	Surmodics Inc.	10,608	435
*	Cerus Corp.	99,228	431
*	Eagle Pharmaceuticals Inc.	7,356	430
*	Cutera Inc.	11,188	429
*	Rocket Pharmaceuticals Inc.	24,083	424
*	Twist Bioscience Corp.	17,576	419
*	Bridgebio Pharma Inc.	14,424	418

*	Rhythm Pharmaceuticals Inc.	18,600	418
	LeMaitre Vascular Inc.	11,199	398
*	Cytokinetics Inc.	41,080	397
*	Varex Imaging Corp.	13,101	392
*	Stemline Therapeutics Inc.	36,265	388
*	Intellia Therapeutics Inc.	22,293	386
	Phibro Animal Health Corp. Class A	15,592	378
*	Coherus Biosciences Inc.	20,771	374
*	Progenics Pharmaceuticals Inc.	70,368	367
*	Principia Biopharma Inc.	10,142	363
*	Agenus Inc.	86,592	363
*	Catalyst Pharmaceuticals Inc.	78,029	362
*	PetIQ Inc. Class A	15,704	361
*,^	TherapeuticsMD Inc.	142,376	357
*	G1 Therapeutics Inc.	16,213	350
*	Silk Road Medical Inc.	9,466	341
*,^	Dynavax Technologies Corp. Class A	59,954	339
*,^	Accelerate Diagnostics Inc.	22,068	330
*	Odonate Therapeutics Inc.	9,494	326
*	Homology Medicines Inc.	20,077	321
*	Dermira Inc.	38,255	311
*	Axonics Modulation Technologies Inc.	12,500	305
*,^	Sorrento Therapeutics Inc.	102,057	298
*,^	Livongo Health Inc.	10,095	288
*	Turning Point Therapeutics Inc.	5,104	287
*	Amneal Pharmaceuticals Inc.	75,878	285
*	OrthoPediatrics Corp.	7,229	284
*	Rigel Pharmaceuticals Inc.	123,079	276
*	BioSpecifics Technologies Corp.	4,955	273
*	Ligand Pharmaceuticals Inc.	2,393	270
*	Avrobio Inc.	16,690	268
*	MeiraGTx Holdings plc	13,861	267
*	Quanterix Corp.	10,517	266
*	Voyager Therapeutics Inc.	19,524	266
*	Recro Pharma Inc.	15,730	260
	Utah Medical Products Inc.	2,393	256
*	Pfenex Inc.	24,126	250
*	Eiger BioPharmaceuticals Inc.	18,981	250
*	GenMark Diagnostics Inc.	44,085	246
*	Translate Bio Inc.	23,767	239
*	MediciNova Inc.	33,325	237
*	Puma Biotechnology Inc.	24,885	236
*	Kindred Biosciences Inc.	29,996	236
*	ImmunoGen Inc.	64,691	234
*	Avid Bioservices Inc.	42,035	232
*	SI-BONE Inc.	13,017	232
*	Sientra Inc.	26,810	230
*	Forty Seven Inc.	18,121	229
*	CytomX Therapeutics Inc.	36,457	228
*	AnaptysBio Inc.	16,817	227
*	Corbus Pharmaceuticals Holdings Inc.	48,047	226
*	Health Catalyst Inc.	5,557	221
*	SIGA Technologies Inc.	45,020	221
*,^	Rubius Therapeutics Inc.	28,386	219
*	Accuray Inc.	70,323	217
*	Shockwave Medical Inc.	5,351	210
*	Magenta Therapeutics Inc.	15,798	209

*	Karuna Therapeutics Inc.	2,899	208
*	BioCryst Pharmaceuticals Inc.	71,641	204
*	Joint Corp.	10,557	202
*	Syneos Health Inc.	3,669	201
*	Albireo Pharma Inc.	8,884	201
*	Phreesia Inc.	7,125	200
*	Alphatec Holdings Inc.	28,069	198
*,^	Akcea Therapeutics Inc.	10,064	196
*,^	Inovio Pharmaceuticals Inc.	75,738	191
*,^	ViewRay Inc.	57,135	190
*	Cue Biopharma Inc.	16,018	190
*,^	Optinose Inc.	20,183	189
*,^	MannKind Corp.	151,698	187
*	Xeris Pharmaceuticals Inc.	20,460	183
*	ADMA Biologics Inc.	37,701	179
*	XBiotech Inc.	15,367	177
*	Myriad Genetics Inc.	6,850	176
*	Crinetics Pharmaceuticals Inc.	8,946	175
*	Intra-Cellular Therapies Inc.	17,846	173
*,^	Evolus Inc.	12,350	173
*	MacroGenics Inc.	18,078	171
*	GlycoMimetics Inc.	27,418	161
*,^	CEL-SCI Corp.	20,085	153
*	Pieris Pharmaceuticals Inc.	37,602	153
*	Chiasma Inc.	28,326	152
*	Fluidigm Corp.	56,998	144
*	Syros Pharmaceuticals Inc.	28,163	144
*	Stoke Therapeutics Inc.	5,750	141
*	KalVista Pharmaceuticals Inc.	9,689	140
*	Athersys Inc.	104,091	137
*	Precision BioSciences Inc.	7,715	137
*	Palatin Technologies Inc.	165,710	137
*,^	Zynex Inc.	12,823	135
*	Pulse Biosciences Inc.	9,167	133
*	Replimune Group Inc.	9,494	132
*	Cellular Biomedicine Group Inc.	7,221	130
*	Minerva Neurosciences Inc.	20,823	130
*,^	Ocular Therapeutix Inc.	32,382	129
*	Vapotherm Inc.	11,608	128
*	Hanger Inc.	4,793	126
*	IntriCon Corp.	6,647	125
*	Scholar Rock Holding Corp.	14,614	124
*	OptimizeRx Corp.	11,564	124
*	UNITY Biotechnology Inc.	15,738	122
*	Syndax Pharmaceuticals Inc.	16,619	121
*,^	Lexicon Pharmaceuticals Inc.	34,212	121
*,^	Zynerba Pharmaceuticals Inc.	19,073	121
*	ChromaDex Corp.	33,105	121
*	Synthorx Inc.	6,689	120
*	Misonix Inc.	5,806	119
*	CASI Pharmaceuticals Inc.	35,979	119
*	Beyondspring Inc.	9,518	119
*	Castlight Health Inc. Class B	82,899	115
*	Genesis Healthcare Inc.	67,935	114
*	Seres Therapeutics Inc.	28,594	113
*	MEI Pharma Inc.	56,753	111
*,^	CorMedix Inc.	18,078	111

*	NextCure Inc.	2,315	111
*	Molecular Templates Inc.	8,305	108
*	Affimed NV	41,679	108
*	Kiniksa Pharmaceuticals Ltd. Class A	10,057	107
*	CytoSorbents Corp.	25,484	102
*	Rockwell Medical Inc.	44,342	101
*,^	Galectin Therapeutics Inc.	31,218	101
*	Conformis Inc.	53,536	100
*,^	Senseonics Holdings Inc.	95,449	99
*	Aldeyra Therapeutics Inc.	12,429	99
*	X4 Pharmaceuticals Inc.	9,291	99
*	Cymabay Therapeutics Inc.	55,820	98
*	BioLife Solutions Inc.	5,676	95
*,^	Catasys Inc.	5,935	91
*	Eloxx Pharmaceuticals Inc.	17,318	90
*	NGM Biopharmaceuticals Inc.	5,485	90
*	BioSig Technologies Inc.	13,248	90
*	TransMedics Group Inc.	4,797	90
*	Apollo Medical Holdings Inc.	4,889	89
*	Anavex Life Sciences Corp.	36,319	87
*,^	Intrexon Corp.	15,542	87
*	iRadimed Corp.	3,741	82
*,^	Paratek Pharmaceuticals Inc.	26,785	78
*	Protagonist Therapeutics Inc.	8,717	76
*	Marker Therapeutics Inc.	20,788	69
*	Mustang Bio Inc.	21,353	68
*	Prevail Therapeutics Inc.	4,688	67
*,^	Cortexyme Inc.	2,457	65
*	Evofem Biosciences Inc.	10,313	63
*	Castle Biosciences Inc.	2,325	63
*	Cerecor Inc.	16,461	62
*	Verrica Pharmaceuticals Inc.	4,104	62
*	Akero Therapeutics Inc.	3,017	59
*	American Renal Associates Holdings Inc.	5,913	56
*	Millendo Therapeutics Inc.	7,209	55
*	Aduro Biotech Inc.	45,126	54
*	LogicBio Therapeutics Inc.	6,407	52
*	Tyme Technologies Inc.	45,292	51
*	VBI Vaccines Inc.	55,746	50
*	Marinus Pharmaceuticals Inc.	37,889	50
*	Personalis Inc.	5,608	50
*	Celcuity Inc.	4,616	49
*	Cross Country Healthcare Inc.	4,036	49
*,^	EyePoint Pharmaceuticals Inc.	31,096	48
*	Endo International plc	9,426	48
*,^	Soliton Inc.	4,163	47
*	La Jolla Pharmaceutical Co.	17,231	47
*	Liquidia Technologies Inc.	10,350	45
*	Organogenesis Holdings Inc. Class A	8,683	45
*	Neuronetics Inc.	10,062	43
*	Morphic Holding Inc.	2,732	43
*	Viela Bio Inc.	1,356	42
*	Harpoon Therapeutics Inc.	2,228	42
*	Atreca Inc.	4,118	41
*	Gritstone Oncology Inc.	4,585	40
*,^	AcelRx Pharmaceuticals Inc.	19,932	37
*	Akorn Inc.	10,031	37

*	Viking Therapeutics Inc.	4,925	36
*	Kala Pharmaceuticals Inc.	8,632	36
*	Fulcrum Therapeutics Inc.	2,900	36
*	Option Care Health Inc.	11,362	35
*,^	Envista Holdings Corp.	1,256	35
*	PhaseBio Pharmaceuticals Inc.	10,623	35
*,^	Novavax Inc.	6,973	34
*	Kaleido Biosciences Inc.	3,880	34
*	Baudax Bio Inc.	6,292	34
*	Savara Inc.	25,872	33
*	Cyclerion Therapeutics Inc.	17,202	32
*	Bioxcel Therapeutics Inc.	4,667	29
*	Oncocyte Corp.	16,483	29
*	Assembly Biosciences Inc.	1,753	28
*	Calithera Biosciences Inc.	5,527	27
*	Apyx Medical Corp.	3,303	26
*	Calyxt Inc.	7,146	26
	Meridian Bioscience Inc.	2,736	25
*	Aeglea BioTherapeutics Inc.	2,795	24
*	Checkpoint Therapeutics Inc.	17,682	23
*	AgeX Therapeutics Inc.	16,307	23
*	Surgery Partners Inc.	1,469	20
*,^	TransEnterix Inc.	98,030	20
*	Applied Therapeutics Inc.	1,097	19
*	Hookipa Pharma Inc.	1,818	18
*	Sutro Biopharma Inc.	1,572	17
*	Mirum Pharmaceuticals Inc.	2,404	17
*	TCR2 Therapeutics Inc.	842	14
*	SpringWorks Therapeutics Inc.	620	14
*	Acer Therapeutics Inc.	3,863	13
*	Aprea Therapeutics Inc.	457	12
*	Frequency Therapeutics Inc.	678	11
*	Tocagen Inc.	16,274	11
*	Solid Biosciences Inc.	2,668	10
*	Enochian Biosciences Inc.	1,645	10
*	Evelo Biosciences Inc.	2,055	9
*	Exagen Inc.	324	6
*	IGM Biosciences Inc.	224	5
*	Axcella Health Inc.	1,264	5
*	Satsuma Pharmaceuticals Inc.	312	5
*	Spero Therapeutics Inc.	319	4
*	Kezar Life Sciences Inc.	650	2
*	resTORbio Inc.	1,178	1
*,^,§ Oncternal Therapeutics Inc. CVR		530	1
^,§	Synergy Pharmaceuticals Inc.	124,654	1
*	Exact Sciences Corp.	1	—
			246,110
Materials & Processing (6.8%)
*	Trex Co. Inc.	47,431	4,082
*	RBC Bearings Inc.	19,567	3,246
	Cabot Microelectronics Corp.	23,384	3,120
*	Ingevity Corp.	33,877	3,059
	Simpson Manufacturing Co. Inc.	36,145	2,935
	Balchem Corp.	25,953	2,586
*	Builders FirstSource Inc.	85,627	2,176
	Universal Forest Products Inc.	42,574	2,112
	PolyOne Corp.	58,692	1,851

	Innospec Inc.	16,889	1,662
	AAON Inc.	33,241	1,641
	Quaker Chemical Corp.	10,619	1,585
	HB Fuller Co.	30,736	1,533
	Compass Minerals International Inc.	27,614	1,526
	Comfort Systems USA Inc.	29,438	1,504
*	Masonite International Corp.	19,075	1,370
*	Installed Building Products Inc.	18,334	1,315
	Sensient Technologies Corp.	18,099	1,145
	Advanced Drainage Systems Inc.	29,456	1,124
*	JELD-WEN Holding Inc.	48,708	1,108
*	GCP Applied Technologies Inc.	43,780	979
*	Novagold Resources Inc.	131,064	912
	Mueller Water Products Inc. Class A	75,707	854
	Neenah Inc.	11,216	816
*	Ferro Corp.	53,777	775
	Mueller Industries Inc.	24,646	774
	Kaiser Aluminum Corp.	6,687	733
	Chase Corp.	5,922	697
	Apogee Enterprises Inc.	17,949	686
*	Patrick Industries Inc.	12,160	602
	Orion Engineered Carbons SA	32,830	597
*	US Concrete Inc.	12,928	529
*	Continental Building Products Inc.	13,404	493
	Myers Industries Inc.	28,727	475
	Louisiana-Pacific Corp.	13,931	413
*	Koppers Holdings Inc.	10,852	402
*	Summit Materials Inc. Class A	16,663	398
	Materion Corp.	6,701	394
	Tronox Holdings plc Class A	33,995	394
*	OMNOVA Solutions Inc.	35,407	358
*	GMS Inc.	11,563	358
*	PGT Innovations Inc.	22,416	322
*	AK Steel Holding Corp.	111,158	307
*	Beacon Roofing Supply Inc.	10,329	306
*	Rexnord Corp.	8,940	282
	Boise Cascade Co.	7,406	281
	Worthington Industries Inc.	6,984	268
^	Cleveland-Cliffs Inc.	32,392	259
	Omega Flex Inc.	2,345	225
	Stepan Co.	1,799	174
*	Lawson Products Inc.	3,379	174
*	Forterra Inc.	15,037	167
*	Kraton Corp.	7,180	162
*	Ryerson Holding Corp.	12,442	133
*	Uranium Energy Corp.	144,429	128
*	MRC Global Inc.	6,243	83
*	Foundation Building Materials Inc.	3,528	72
*	Marrone Bio Innovations Inc.	42,268	46
*	Verso Corp.	2,011	37
*	UFP Technologies Inc.	531	25
*,^	Amyris Inc.	3,410	14
	United States Lime & Minerals Inc.	130	13
*	LB Foster Co. Class A	495	9
	Valhi Inc.	1,364	3
			56,809

Other (0.0%)2
*,^,§ Tobira Therapeutics CVR Exp. 12/31/2028		3,989	18
*,§	Alder BioPharmaceuticals CVR Exp. 12/31/2024	20,196	18
*	BRP Group Inc. Class A	902	16
*	Progyny Inc.	358	10
*	Vir Biotechnology Inc.	736	9
*,§	A Schulman Inc. CVR	19,599	8
*	Galera Therapeutics Inc.	665	8
*	Cabaletta Bio Inc.	574	8
*	Oyster Point Pharma Inc.	441	7
*	BellRing Brands Inc. Class A	368	7
*	Tela Bio Inc.	457	6
*,§	Corium CVR	17,631	3
*,§	Omthera Pharmaceuticals Inc. CVR	2,001	1
*,§	NewStar Financial Inc. CVR	2,203	1
*,§	Clinical Data CVR	367	—
			120
Producer Durables (16.2%)
*	Generac Holdings Inc.	49,402	4,866
	Tetra Tech Inc.	44,072	3,891
	MAXIMUS Inc.	51,361	3,834
	Brink's Co.	40,294	3,747
	MSA Safety Inc.	28,510	3,533
*	Axon Enterprise Inc.	47,067	3,474
*	MasTec Inc.	48,452	3,214
*	TopBuild Corp.	27,389	3,020
	EMCOR Group Inc.	33,791	3,005
	John Bean Technologies Corp.	25,143	2,754
	Exponent Inc.	41,745	2,653
	Insperity Inc.	31,251	2,430
*	ASGN Inc.	36,056	2,416
	Herman Miller Inc.	47,514	2,270
*	Itron Inc.	27,748	2,222
*	Proto Labs Inc.	21,617	2,094
	Albany International Corp. Class A	24,663	2,064
*	Advanced Energy Industries Inc.	30,805	1,978
*	TriNet Group Inc.	36,019	1,972
	Applied Industrial Technologies Inc.	30,754	1,964
	Franklin Electric Co. Inc.	35,228	1,954
	Moog Inc. Class A	22,454	1,928
*	ExlService Holdings Inc.	27,119	1,893
*	Aerojet Rocketdyne Holdings Inc.	41,548	1,836
*	Advanced Disposal Services Inc.	55,010	1,813
	Brady Corp. Class A	31,559	1,799
	Korn Ferry	45,683	1,794
	Allegiant Travel Co. Class A	10,474	1,778
*	Welbilt Inc.	105,077	1,754
*	Spirit Airlines Inc.	43,594	1,703
	ESCO Technologies Inc.	19,336	1,703
*	Casella Waste Systems Inc. Class A	36,057	1,684
*	Chart Industries Inc.	29,147	1,609
	Forward Air Corp.	22,715	1,591
	EnerSys	22,557	1,583
*	Atkore International Group Inc.	37,858	1,579
	Healthcare Services Group Inc.	60,207	1,514
	Federal Signal Corp.	45,536	1,500
	Badger Meter Inc.	23,145	1,435

*	Harsco Corp.	64,392	1,433
	Covanta Holding Corp.	95,515	1,405
*	SPX Corp.	28,804	1,376
*	OSI Systems Inc.	13,466	1,340
*	Kratos Defense & Security Solutions Inc.	72,922	1,317
	Watts Water Technologies Inc. Class A	12,544	1,216
*	Saia Inc.	12,555	1,191
*	Air Transport Services Group Inc.	47,323	1,165
	Terex Corp.	38,734	1,087
	Tennant Co.	14,559	1,084
	US Ecology Inc.	19,514	1,073
	HNI Corp.	27,306	1,073
	Helios Technologies Inc.	23,714	1,062
*	AeroVironment Inc.	17,232	1,057
	Hillenbrand Inc.	33,313	1,053
	Knoll Inc.	37,388	1,030
*	Dycom Industries Inc.	19,648	1,023
	Raven Industries Inc.	29,045	998
	Douglas Dynamics Inc.	18,125	981
	McGrath RentCorp	13,341	978
	CSW Industrials Inc.	12,028	888
	Kadant Inc.	8,891	866
	ICF International Inc.	9,138	820
	Alamo Group Inc.	6,819	783
*,^	Plug Power Inc.	191,022	745
	Mesa Laboratories Inc.	3,105	727
	Otter Tail Corp.	14,083	692
	Kforce Inc.	17,465	690
	H&E Equipment Services Inc.	20,138	665
*	FARO Technologies Inc.	13,189	643
*	Vicor Corp.	14,409	592
*	Astronics Corp.	19,831	578
	Actuant Corp. Class A	22,106	543
	Primoris Services Corp.	24,374	537
	Kimball International Inc. Class B	24,906	532
	TTEC Holdings Inc.	11,581	532
	Barrett Business Services Inc.	5,805	513
*	WillScot Corp. Class A	28,172	500
	Columbus McKinnon Corp.	11,414	469
*	Great Lakes Dredge & Dock Corp.	43,691	467
	Mobile Mini Inc.	11,955	454
*	MYR Group Inc.	13,035	448
*	NV5 Global Inc.	8,381	403
*	CryoPort Inc.	25,493	402
	Argan Inc.	10,143	372
	Spartan Motors Inc.	20,338	361
	Forrester Research Inc.	8,634	345
	Luxfer Holdings plc	19,515	341
	Pitney Bowes Inc.	69,415	327
	Steelcase Inc. Class A	17,040	309
*	FTI Consulting Inc.	2,738	298
*	Napco Security Technologies Inc.	9,367	293
	Lindsay Corp.	3,058	276
	Triumph Group Inc.	9,956	276
	Hackett Group Inc.	17,991	276
	Barnes Group Inc.	4,585	271
*	Heritage-Crystal Clean Inc.	8,630	267

*	Energy Recovery Inc.	30,064	262
	Allied Motion Technologies Inc.	5,735	257
	AZZ Inc.	6,485	247
	Cubic Corp.	3,971	236
*	Willdan Group Inc.	8,139	232
	MTS Systems Corp.	4,865	221
*	Vishay Precision Group Inc.	6,351	219
	Kaman Corp.	3,195	203
	GasLog Ltd.	21,683	203
*	Thermon Group Holdings Inc.	7,326	192
*	Transcat Inc.	5,587	183
	Systemax Inc.	7,455	173
*	Radiant Logistics Inc.	31,708	170
*	Huron Consulting Group Inc.	2,239	150
	Granite Construction Inc.	5,674	146
	Universal Logistics Holdings Inc.	6,577	131
*	Target Hospitality Corp.	27,050	128
*	Wesco Aircraft Holdings Inc.	11,530	126
*	Blue Bird Corp.	6,037	123
	Advanced Emissions Solutions Inc.	12,012	122
	Resources Connection Inc.	7,514	116
^	EVI Industries Inc.	3,729	114
	Gorman-Rupp Co.	2,982	110
	EnPro Industries Inc.	1,530	102
	Deluxe Corp.	1,913	98
	CRA International Inc.	1,670	86
*	Construction Partners Inc. Class A	3,962	78
*	PRGX Global Inc.	16,229	73
	BG Staffing Inc.	3,266	71
*	Sterling Construction Co. Inc.	4,839	71
*	Ducommun Inc.	1,417	69
*	IES Holdings Inc.	2,948	64
*	Herc Holdings Inc.	1,364	64
*	Dorian LPG Ltd.	4,303	62
*	PAM Transportation Services Inc.	1,054	55
*	Mesa Air Group Inc.	7,046	51
*	General Finance Corp.	4,555	49
	Heidrick & Struggles International Inc.	1,549	48
	Scorpio Bulkers Inc.	7,632	47
*	Mayville Engineering Co. Inc.	4,838	45
	REV Group Inc.	3,456	45
*,^	Energous Corp.	21,355	45
*	Ardmore Shipping Corp.	4,841	39
	Heartland Express Inc.	1,743	37
*	American Superconductor Corp.	4,366	36
*,^	Wrap Technologies Inc.	5,830	27
*	Mistras Group Inc.	1,966	26
	Miller Industries Inc.	615	23
	VSE Corp.	504	21
*	Gencor Industries Inc.	1,111	14
*	CECO Environmental Corp.	1,531	12
	Graham Corp.	454	10
*	Exela Technologies Inc.	29,253	9
*	Willis Lease Finance Corp.	138	8
	Scorpio Tankers Inc.	105	4
			136,847

Technology (16.6%)
	Science Applications International Corp.	47,907	4,089
*	Silicon Laboratories Inc.	34,622	3,668
	j2 Global Inc.	37,646	3,652
*	ACI Worldwide Inc.	92,869	3,483
*	Five9 Inc.	48,210	3,287
	Blackbaud Inc.	39,375	3,263
*	Mercury Systems Inc.	43,788	3,207
*	Q2 Holdings Inc.	34,797	2,938
*	Cornerstone OnDemand Inc.	45,821	2,826
*	Viavi Solutions Inc.	185,357	2,784
*	Envestnet Inc.	38,513	2,743
*	Novanta Inc.	27,250	2,539
*	Inphi Corp.	36,260	2,525
*	Verint Systems Inc.	49,885	2,425
*	Qualys Inc.	27,359	2,394
*	Cargurus Inc.	59,691	2,393
*	Everbridge Inc.	26,903	2,366
*	Semtech Corp.	48,634	2,357
	Brooks Automation Inc.	49,741	2,227
*	Rapid7 Inc.	39,441	2,211
*	Box Inc.	115,948	2,115
	Power Integrations Inc.	22,914	2,096
*	Acacia Communications Inc.	30,562	2,037
*	LivePerson Inc.	49,739	1,974
*	Rogers Corp.	14,977	1,947
*	Yelp Inc. Class A	56,124	1,946
*	Lattice Semiconductor Corp.	100,892	1,906
*	Varonis Systems Inc.	23,993	1,874
*	Blackline Inc.	34,608	1,863
*	SailPoint Technologies Holding Inc.	69,386	1,737
*	Bottomline Technologies DE Inc.	34,673	1,716
*	PROS Holdings Inc.	26,617	1,658
*	Fabrinet	27,117	1,640
*	CommVault Systems Inc.	32,366	1,638
*	SPS Commerce Inc.	28,301	1,594
	CSG Systems International Inc.	26,602	1,521
	Progress Software Corp.	35,978	1,511
*	Appfolio Inc.	12,708	1,435
	InterDigital Inc.	25,256	1,435
*	Verra Mobility Corp. Class A	93,744	1,403
*	II-VI Inc.	46,519	1,358
*	Yext Inc.	75,220	1,298
*	Alarm.com Holdings Inc.	29,729	1,297
*	Workiva Inc. Class A	29,730	1,289
	NIC Inc.	53,183	1,207
*	ForeScout Technologies Inc.	33,560	1,202
*	SVMK Inc.	69,444	1,185
*	Zuora Inc. Class A	70,335	1,121
*	Perficient Inc.	26,100	1,104
*,^	Appian Corp. Class A	25,233	1,087
*	Groupon Inc. Class A	365,645	1,060
*	Altair Engineering Inc. Class A	31,776	1,054
*	Virtusa Corp.	23,529	1,052
*	MaxLinear Inc.	52,749	1,048
*	Inovalon Holdings Inc. Class A	57,577	1,036
*	MicroStrategy Inc. Class A	6,694	1,006

*,^	iRobot Corp.	22,219	968
*	Tenable Holdings Inc.	29,964	814
*	Model N Inc.	26,240	798
*	ePlus Inc.	9,520	796
*	Cision Ltd.	74,059	736
*	Upland Software Inc.	18,518	717
*	Insight Enterprises Inc.	10,546	692
	Plantronics Inc.	27,061	686
*	Extreme Networks Inc.	94,617	665
*	Blucora Inc.	28,102	662
	Ebix Inc.	18,826	655
*	Eventbrite Inc. Class A	29,570	636
*	Parsons Corp.	15,552	623
*	Carbonite Inc.	26,787	616
*	Bandwidth Inc. Class A	10,880	609
*	Benefitfocus Inc.	23,981	575
*	Digital Turbine Inc.	63,480	564
*	Ambarella Inc.	10,297	564
*	Vocera Communications Inc.	25,194	547
*	Upwork Inc.	45,962	535
*	Glu Mobile Inc.	93,737	518
*	nLight Inc.	25,903	516
*	TechTarget Inc.	18,370	487
*	Tucows Inc. Class A	7,638	433
*	Agilysys Inc.	16,733	424
*	CEVA Inc.	16,134	418
*	Sanmina Corp.	12,497	398
*	TrueCar Inc.	71,946	378
*	Impinj Inc.	11,953	377
*	MobileIron Inc.	77,357	374
*	Anterix Inc.	8,710	370
*	Diodes Inc.	7,966	368
*	OneSpan Inc.	18,973	354
*	Loral Space & Communications Inc.	10,385	352
*	Zix Corp.	43,236	326
*	Unisys Corp.	28,402	323
	Simulations Plus Inc.	9,660	323
*	A10 Networks Inc.	45,753	305
*	Onto Innovation Inc.	9,064	304
*	Telaria Inc.	35,163	293
*	Digimarc Corp.	8,964	290
*	PAR Technology Corp.	9,364	282
*	Brightcove Inc.	31,020	277
*	Domo Inc.	14,172	266
*	EverQuote Inc. Class A	7,124	251
*	PlayAGS Inc.	21,540	248
*,^	GTT Communications Inc.	27,430	243
*,^	Intelligent Systems Corp.	5,545	241
*	Plexus Corp.	3,158	240
*	Endurance International Group Holdings Inc.	58,437	237
	QAD Inc. Class A	4,593	235
*	Diebold Nixdorf Inc.	32,067	233
	NVE Corp.	3,604	229
	Perspecta Inc.	8,097	223
*	Ooma Inc.	15,734	218
*	Rubicon Project Inc.	26,742	216
*	Mitek Systems Inc.	29,799	212

	American Software Inc. Class A	13,348	211
*	ChannelAdvisor Corp.	21,606	205
*	Meet Group Inc.	38,005	184
*	Avid Technology Inc.	22,933	181
*	VirnetX Holding Corp.	49,672	175
*	Iteris Inc.	33,062	171
*	ShotSpotter Inc.	6,586	162
	Xperi Corp.	8,040	159
*	Limelight Networks Inc.	36,766	157
*,^	Akoustis Technologies Inc.	20,371	155
*	Calix Inc.	19,559	152
*	Adesto Technologies Corp.	18,378	132
*	eGain Corp.	16,685	127
*	Ichor Holdings Ltd.	4,016	127
*	Clearfield Inc.	9,242	125
*	Cloudera Inc.	12,558	124
*	FormFactor Inc.	4,448	103
	Presidio Inc.	6,128	101
*	SharpSpring Inc.	7,984	100
*	Evolent Health Inc. Class A	13,434	97
*	DSP Group Inc.	6,526	93
	AstroNova Inc.	5,748	89
*	Casa Systems Inc.	21,971	81
*	Telenav Inc.	13,883	79
*	Rimini Street Inc.	16,923	67
*	Airgain Inc.	7,100	67
*	Majesco	6,072	54
*	DASAN Zhone Solutions Inc.	5,786	46
*	Travelzoo	4,314	45
*	Leaf Group Ltd.	10,361	38
*,^	Ideanomics Inc.	36,519	33
*	Phunware Inc.	25,430	33
*	PDF Solutions Inc.	1,915	30
*	Coda Octopus Group Inc.	3,551	26
*	Kimball Electronics Inc.	1,191	21
*	Datadog Inc. Class A	484	20
*	Cambium Networks Corp.	2,289	17
*	Pareteum Corp.	36,824	16
*	Ping Identity Holding Corp.	602	14
*	Cloudflare Inc. Class A	485	9
*	KVH Industries Inc.	731	8
*	SecureWorks Corp. Class A	723	8
*	Sonim Technologies Inc.	2,768	8
			139,917
Utilities (2.3%)
	American States Water Co.	29,575	2,522
	Cogent Communications Holdings Inc.	33,793	2,118
	California Water Service Group	36,528	1,878
*	8x8 Inc.	75,860	1,557
	Shenandoah Telecommunications Co.	38,822	1,458
	Chesapeake Utilities Corp.	12,929	1,178
*	Evoqua Water Technologies Corp.	60,568	1,147
*	Vonage Holdings Corp.	124,083	982
	SJW Group	13,848	981
	Ormat Technologies Inc.	11,430	878
	MGE Energy Inc.	10,226	793
	Middlesex Water Co.	11,165	701

	York Water Co.		9,412	417
*	Boingo Wireless Inc.		35,193	405
	Southwest Gas Holdings Inc.		4,920	373
	El Paso Electric Co.		5,421	368
	South Jersey Industries Inc.		10,411	325
	Northwest Natural Holding Co.		3,594	247
*	Gogo Inc.		44,473	225
	New Jersey Resources Corp.		4,820	205
*	ORBCOMM Inc.		48,650	195
*	Pure Cycle Corp.		13,866	172
*	Atlantic Power Corp.		54,744	129
	Global Water Resources Inc.		9,410	127
	Spark Energy Inc. Class A		9,632	106
*	IDT Corp. Class B		9,441	67
*	AquaVenture Holdings Ltd.		1,761	39
	Genie Energy Ltd. Class B		4,399	36
				19,629
Total Common Stocks (Cost $721,622)				842,011
		Coupon
Temporary Cash Investment (2.6%)1
Money Market Fund (2.6%)
3,4 Vanguard Market Liquidity Fund (Cost $22,025)		1.841%	220,251	22,029
Total Investments (102.5%) (Cost $743,647)				864,040
Other Assets and Liabilities-Net (-2.5%)4,5				(21,037)
Net Assets (100%)				843,003

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $20,452,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 2.6%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund's benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Collateral of $22,023,000 was received for securities on loan.
5 Cash of $13,000 has been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2019	4	325	6

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales

Russell 2000 Growth Index Fund

prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2019, based on the inputs used to value them:

Russell 2000 Growth Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	841,960	—	51
Temporary Cash Investments	22,029	—	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	863,987	—	51
1 Represents variation margin on the last day of the reporting period.